UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	8811-21121
Large-Cap Core Portfolio
(Exact name of registrant as specified in charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts		02109
(Address of principal executive offices)		(Zip code)
Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2004

Item 1. Schedule of Investments

Large-Cap Core Portfolio	as of September 30, 2004
PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.1%

Security	Shares	Value
Aerospace & Defense — 2.2%
General Dynamics Corp.	3,550	$362,455
Northrop Grumman Corp.	5,100	271,983
		$634,438

Air Freight & Logistics — 1.0%
FedEx Corp.	3,170	271,637
		$271,637

Beverages — 2.2%
Anheuser-Busch Cos., Inc.	6,800	339,660
PepsiCo, Inc.	5,550	270,007
		$609,667

Biotechnology — 2.9%
Amgen, Inc.(1)	7,500	425,100
Genzyme Corp.(1)	7,100	386,311
		$811,411

Capital Markets — 4.5%
Franklin Resources, Inc.	5,700	317,832
Goldman Sachs Group, Inc.	5,400	503,496
Merrill Lynch & Co., Inc.	9,300	462,396
		$1,283,724

Commercial Banks — 6.4%
Anglo Irish Bank Corp. PLC(2)	12,000	219,834
Bank of America Corp.	11,862	513,980
TCF Financial Corp.	8,200	248,378
Wachovia Corp.	8,400	394,380
Wells Fargo & Co.	7,350	438,280
		$1,814,852

Communications Equipment — 5.4%
3Com Corp.(1)	47,000	198,340
Avaya, Inc.(1)	21,500	299,710
Cisco Systems, Inc.(1)	19,100	345,710
Corning, Inc.(1)	28,700	317,996
Research in Motion Ltd. (1) (2)	4,900	374,066
		$1,535,822

Computers & Peripherals — 0.8%
International Business Machines Corp.	2,600	$222,924
		$222,924

Diversified Financial Services — 4.1%
Citigroup, Inc.	8,600	379,432
JPMorgan Chase & Co.	8,200	325,786
Moody’s Corp.	6,000	439,500
		$1,144,718

Electrical Equipment — 2.1%
Emerson Electric Co.	9,700	600,333
		$600,333

Electronic Equipment & Instruments — 2.2%
Agilent Technologies, Inc.(1)	12,800	276,096
Flextronics International Ltd.(1) (2)	26,200	347,150
		$623,246

Energy Equipment & Services — 3.2%
BJ Services Co.	4,800	251,568
GlobalSantaFe Corp.	10,500	321,825
Halliburton Co.	10,000	336,900
		$910,293

Food & Staples Retailing — 2.8%
Walgreen Co.	15,400	551,782
Wal-Mart Stores, Inc.	4,550	242,060
		$793,842

Food Products — 1.9%
Hershey Foods Corp.	5,200	242,892
Nestle SA (2)	1,300	297,750
		$540,642

Health Care - Equipment and Supplies — 2.7%
Baxter International, Inc.	10,200	328,032
Medtronic, Inc.	8,600	446,340
		$774,372

Health Care - Providers & Services — 1.1%
Caremark Rx, Inc. (1)	9,700	311,079
		$311,079

Household Products — 1.3%
Procter & Gamble Co.	6,600	$357,192
		$357,192

Industrial Conglomerate — 3.0%
General Electric Co.	11,200	376,096
Tyco International Ltd. (2)	15,700	481,362
		$857,458

Insurance — 3.3%
Aflac Corp.	6,900	270,549
American International Group, Inc.	4,400	299,156
Berkshire Hathaway, Inc., Class B (1)	125	358,875
		$928,580

IT Services — 3.8%
Accenture Ltd., Class A (1) (2)	11,350	307,018
First Data Corp.	8,700	378,450
Fiserv, Inc. (1)	11,200	390,432
		$1,075,900

Machinery — 3.5%
Danaher Corp.	6,000	307,680
Deere & Co.	6,000	387,300
Illinois Tool Works, Inc.	3,150	293,486
		$988,466

Media — 6.4%
Comcast Corp., Class A (1)	12,000	335,040
McGraw-Hill Cos., Inc., (The)	6,900	549,861
Omnicom Group	4,100	299,546
Time Warner, Inc. (1)	21,200	342,168
Univision Communications, Inc., Class A (1)	8,600	271,846
		$1,798,461

Metals & Mining — 3.1%
Alcoa, Inc.	13,100	440,029
Inco, Ltd. (1) (2)	11,500	449,075
		$889,104

Multiline Retail — 0.9%
Target Corp.	5,400	244,350
		$244,350

Oil & Gas — 5.1%
Apache Corp.	5,800	$290,638
BP PLC ADR	5,620	323,319
Burlington Resources, Inc.	7,100	289,680
ConocoPhillips	2,950	244,408
Exxon Mobil Corp.	6,210	300,129
		$1,448,174

Personal Products — 2.8%
Estee Lauder Cos., Inc. (The), Class A	6,800	284,240
Gillette Co. (The)	12,480	520,915
		$805,155

Pharmaceuticals — 6.1%
Abbott Laboratories	6,800	288,048
Merck & Co., Inc.	9,600	316,800
Pfizer, Inc.	17,470	534,582
Sepracor, Inc.(1)	7,700	375,606
Teva Pharmaceuticals Industries Ltd. ADR	8,000	207,600
		$1,722,636

Semiconductors & Semiconductor Equipment — 3.2%
Broadcom Corp., Class A (1)	7,200	196,488
Linear Technology Corp.	6,000	217,440
Maxim Integrated Products, Inc.	5,100	215,679
Microchip Technology, Inc.	10,600	284,504
		$914,111

Software — 4.3%
Microsoft Corp.	20,720	572,908
SAP AG ADR	10,100	393,395
Symantec Corp. (1)	4,500	246,960
		$1,213,263

Specialty Retail — 1.3%
Home Depot, Inc. (The)	9,000	352,800
		$352,800

Textiles, Apparel & Luxury Goods — 1.8%
Nike, Inc., Class B	6,600	520,080
		$520,080

Thrifts & Mortgage Finance — 1.1%
Countrywide Financial Corp.	7,800	307,242
		$307,242

Wireless Telecommunications Services — 1.6%
Nextel Communications, Inc., Class A (1)	18,500	$441,040
		$441,040

Total Common Stocks
(identified cost, $25,287,164)		$27,747,012

Short-Term Investments — 2.0%

Security	Principal Amount (000’s omitted)	Value

Investors Bank & Trust Company Time Deposit, 1.90%, 10/1/04	567	$567,000

Total Short-Term Investments
(at amortized cost, $567,000)		$567,000

Total Investments — 100.1%
(identified cost, $25,854,164)		$28,314,012

Other Assets, Less Liabilities — (0.1)%		$(23,857)

Net Assets — 100.0%		$28,290,155

ADR	-	American Depositary Receipt

(1)		Non-income producing security.
(2)		Foreign security.

The Portfolio did not have any open financial instruments at September 30, 2004.

The cost and unrealized appreciation (depreciation) in value of the investments owned at September 30, 2004, as computed on a federal income tax basis, were as follows:

Aggregate cost	$25,854,164
Gross unrealized appreciation	$2,985,931
Gross unrealized depreciation	(526,083)
Net unrealized appreciation	$2,459,848

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Large-Cap Core Portfolio

By:	/S/ Duncan W. Richardson
Duncan W. Richardson
President and Principal Executive Officer

Date:	November 17, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ Duncan W. Richardson
Duncan W. Richardson
President and Principal Executive Officer

Date:	November 17, 2004

By:	/S/ Michelle A. Green
Michelle A. Green
Treasurer and Principal Financial Officer

Date:	November 17, 2004